Lease - Schedule of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2026	$ 1,174
2027	1,156
2028	1,014
2029	964
2030	957
2031 and thereafter	4,460
Total undiscounted lease payments	9,725
Less: imputed interest	(2,351)
Present value of lease liabilities	$ 7,374